Real Estate Property Under Development	12 Months Ended
Dec. 31, 2011
Real Estate Property Under Development [Abstract]
REAL ESTATE PROPERTY UNDER DEVELOPMENT
7.	REAL ESTATE PROPERTY UNDER DEVELOPMENT

Real estate under development assets of RMB305,469 is comprised of land costs of RMB291,956 and land development costs of RMB13,513 at December 31, 2011.

On February 24, 2011, Dalian Changzheng was incorporated in the PRC. Beijing Nientowns Ports owns 70% of Dalian Changzheng, and its total capital contribution is RMB117 million, of which RMB35 million was paid as of December 31, 2011. An additional contribution of RMB82.67 million is expected to be paid on May 26, 2013.

Dalian Changzheng acquired the land use rights for two tracts of undeveloped land permitted for commercial and residential use and located in Dalian High and New Technology Industry Park in Dalian, Liaoning Province, China on April 29, 2011. The two tracts of land were purchased for a total consideration, including acquisition costs, of approximately RMB292 million (US$46 million). The commercial land use rights and the residential land use rights will expire in 40 years and 70 years, respectively.